Share Capital (Details) - Schedule of stock based compensation - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 464,773	$ 109,613	$ 153,990
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	167,328	16,295	36,723
Sales and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	48,671	7,209	14,837
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 248,774	$ 86,109	$ 102,430